Financial Income and Expenses - Schedule of Financial Income and Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Financial income
Interest on marketable securities	R$ 23,703	R$ 19,297	R$ 29,428
Interest on receivable	6,526	1,413	1,792
Indexation charges			61
Foreign exchange gains	33,289	25,492	10,603
Present value adjustment of lease contracts	10,993	2,210	41,376
Gain on remeasurement of receivables from sale of farms	287,580	108,563	81,459
Realized profit from derivative transactions	103,248	69,737	99,909
Unrealized profit from derivative transactions	30,861	110,798	48,288
Total	496,200	337,510	312,916
Financial expenses
Marketable securities charges	(1,244)	(983)	(1,777)
Bank charges	(3,577)	(5,154)	(3,250)
Interest accrued	(103,744)	(84,350)	(67,220)
Indexation charges		(57)	(26)
Foreign exchange losses	(9,692)	(25,114)	(12,340)
Present value adjustment of lease contracts	(70,209)	(49,510)	(43,071)
Loss on remeasurement of receivables from sale of farms	(282,481)	(93,202)	(6,686)
Realized loss from derivative financial transactions	(90,008)	(112,456)	(41,950)
Unrealized loss from derivative financial transactions	(29,623)	(47,080)	(130,888)
Total	(590,578)	(417,906)	(307,208)
Financial (expense) income, net	R$ (94,378)	R$ (80,396)	R$ 5,708